Segment Information - Schedule of Reportable Business Segments (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue	$ 349,800	$ 349,800	$ 314,588	$ 314,588	$ 1,333,403	$ 1,255,681
Real property operating expenses	(280,390)	(280,390)	(263,126)	(263,126)	(1,065,574)	(1,017,493)
Real property operating income	69,410	69,410	51,462	51,462	267,829	238,188
Loss from equity method investment - Lab Services MSO	392,677	392,677	107,469	107,469	(846,588)	(8,571,647)
Other operating expenses	(2,268,862)	(2,268,862)	(1,001,993)	(1,001,993)	(4,348,973)	(7,420,224)
Interest expense		(560,018)		(519,007)	(2,436,973)	(1,351,502)
Other income (expense)		(115,318)		(5,444)	(538,689)	398,175
Net (loss) income	$ (2,482,111)	(2,482,111)	$ (1,367,513)	(1,367,513)	(7,903,394)	(16,707,010)
Real Property Operations [Member]
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue		349,800		314,588	1,333,403	1,255,681
Real property operating expenses		(280,390)		(263,126)	(1,065,574)	(1,017,493)
Real property operating income		69,410		51,462	267,829	238,188
Loss from equity method investment - Lab Services MSO
Other operating expenses		(90,762)		(114,287)	(354,311)	(347,356)
Interest expense		(194,307)		(194,307)	(777,228)	(918,885)
Other income (expense)		228		4	(80)	15
Net (loss) income		(215,431)		(257,128)
Lab Services MSO [Member]
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue
Real property operating expenses
Real property operating income
Loss from equity method investment - Lab Services MSO		392,677		107,469	(846,588)	(8,571,647)
Other operating expenses
Interest expense
Other income (expense)
Net (loss) income		392,677		107,469
Corporate / Other [Member]
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue
Real property operating expenses
Real property operating income
Loss from equity method investment - Lab Services MSO
Other operating expenses		(2,178,100)		(887,706)	(3,994,662)	(7,072,868)
Interest expense		(365,711)		(324,700)	(1,659,745)	(432,617)
Other income (expense)		(115,546)		(5,448)	$ (538,609)	$ 398,160
Net (loss) income		$ (2,659,357)		$ (1,217,854)